Subsequent Events (Details) - USD ($)			1 Months Ended	9 Months Ended
	May 12, 2021	May 05, 2021	May 31, 2021	Sep. 30, 2021	Feb. 28, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Amount of cash received				$ 135,579,000
Series B Preferred Stock
Subsequent Event [Line Items]
Amount of cash received			$ 135,579,000
Series A-1 Preferred Stock
Subsequent Event [Line Items]
Number of shares redeemed				334,831
Amount of redemption and termination				$ 6,041,000
Subsequent event
Subsequent Event [Line Items]
Amount of convertible note financing					$ 4,875,000
Percentage of discount for conversion of debt	30.00%	30.00%
Subsequent event | Series B Preferred Stock
Subsequent Event [Line Items]
Amount of cash received	$ 135,577,000	$ 135,577,000
Subsequent event | Series A-1 Preferred Stock
Subsequent Event [Line Items]
Number of shares redeemed	334,831	334,831
Amount of redemption and termination	$ 9,140,686	$ 9,140,686
Subsequent event | Paycheck Protection Plan loan
Subsequent Event [Line Items]
Debt face amount						$ 956,085
Interest rate						1.00%